Average Annual Total Returns{- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-12 - Fidelity Advisor® International Capital Appreciation Fund
	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Inception Date	F0340 Past 1 year	F0340 Past 5 years	F0340 Past 10 years
Total	5.58%	14.95%	12.03%	4.73%	14.78%	11.99%	4.05%	12.12%	10.17%	7.80%	15.20%	12.01%	10.15%	15.45%	12.02%	12.30%	16.64%	12.99%	12.45%		16.08%	[1]	Feb. 01, 2017	7.98%	9.79%	7.44%

[1]	(a)Since inception February 1, 2017.